Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Cash And Cash Equivalents [Abstract]
Total	$ 5,847	$ 7,048	$ 9,905	$ 38